Summary Of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2014 item segment	Dec. 31, 2013 item	Dec. 31, 2012	May 31, 2012	Apr. 29, 2010	Dec. 28, 2012
Summary of Significant Accounting Policies (Narrative) [Abstract]
Number of operating and reportable segment		1
Maturity period of highly liquid investments		3 months
Allowances for doubtful accounts		$ 0	$ 0
Number of aircraft sold	9	8	10
Aggregate initial grants				116,836
Interest on unpaid income taxes and penalties		$ 0	$ 0
2010 Plan [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Additional aggregate grants of SAR and RSU					300,000
Aggregate initial grants		1,500,000	1,500,000
Issue of shares						1,500,000
A-320-200 [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Number of aircraft for which impairment loss recognized				1
B-737-500 [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Number of aircraft for which impairment loss recognized				2
B-737-500 And A320-200 [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Number of aircraft sold	3
Fly ZC Aircraft Holdings LP [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Percentage of limited partnership interest		57.40%
BBAM Limited Partnership [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Percentage of limited partnership interest						15.00%
Company sold its interest in BBAM LP, percentage							15.00%
Flight Equipment Held for Operating Leases [Member]
Summary of Significant Accounting Policies (Narrative) [Abstract]
Useful life		25 years
Percentage of residual values		15.00%
Total useful life		25 years